Matthew C. Micklavzina

T +1 212 841 8849

matthew.micklavzina@ropesgray.com

October 3, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust
File Nos. 333-184477; 811-22761

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Stone Ridge Trust (the “Trust”) hereby certifies that the form of prospectus for Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A, which was filed by electronic transmission on September 28, 2017 pursuant to Rule 485(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (212) 841-8849.

Sincerely,

/s/ Matthew C. Micklavzina
Matthew C. Micklavzina